Other information - Schedule of Accounts Payable and Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable And Accrued Liabilities [Line Items]
Due to related parties (note 4)		$ 1,816
Accrued interest	20,656	19,592
Other accrued liabilities	29,341	25,992
Accounts payable and accrued liabilities, Total	$ 49,997	$ 47,400